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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                   811-09275
                                  ---------------------------------------------

                          Gartmore Mutual Funds II Inc
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             94 North Broadway
               Irvington, NY                                        10533
-------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)

                               William J. Baltrus
                                1200 River Road
                                   Suite 1000
                             Conshohocken PA 19428
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:         484-530-1300
                                                    ---------------------------
Date of fiscal year end: December 31, 2004
                        -------------------
Date of reporting period: July 1, 2003 to June 30, 2004
                         ------------------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

MeetingID LocationName LocationID AccountName
CustBankAcctNbr ClientAccountNbr ReportGroup VotingBlock VotingPolicy
Name Ticker
SecurityID Country MeetingDate RecordDate Cutoffdate MeetingType
SharesHeld BallotShares SeqNumber BallotItemNumber MorS
Category ISSAgendaItemID
ItemDesc
ISSRecVote MgtRecVote PolicyVoteRec ClientVoteRec VoteCast
DateAccepted VotedDate VoteByException VotedYN
Note

225169 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Boston Scientific Corp. BSX
101137107 USA 10/06/03 08/27/03 10/01/03 Special
34688 1 1 M
Capitalization M0304
Increase Authorized Common Stock
For For For For
09/19/03 09/24/03 1 1


226854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 10/27/03 09/18/03 10/17/03 Special
28646 1 1 M
Directors Related M0201
Elect G. Shalev as an External Director
For For For For
10/07/03 10/16/03 1 1
Despite the poor level of disclosure regarding the board, a situation which is common in Israel, we believe it would be counterproductive to withhold support from Shalev unless there was some specific controversy involving the company.

226854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 10/27/03 09/18/03 10/17/03 Special
28646 2 2 M
Directors Related M0219
Approve Increase in Remuneration of Directors other than the Chairman For For For For
10/07/03 10/16/03 1 1
This is a routine item.

224795 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
KLA-Tencor Corp. KLAC
482480100 USA 11/05/03 09/15/03 10/31/03 Annual
24077 1 1.a M
Directors Related M0201
Elect Director H. Raymond Bingham
For For For For
09/30/03 10/06/03 1 1
We recommend a vote FOR the directors.

224795 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
KLA-Tencor Corp. KLAC
482480100 USA 11/05/03 09/15/03 10/31/03 Annual
24077 2 1.b M
Directors Related M0201
Elect Director Robert T. Bond
For For For For
09/30/03 10/06/03 1 1


224795 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
KLA-Tencor Corp. KLAC
482480100 USA 11/05/03 09/15/03 10/31/03 Annual
24077 3 1.c M
Directors Related M0201
Elect Director Richard J. Elkus, Jr.
For For For For
09/30/03 10/06/03 1 1


224795 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
KLA-Tencor Corp. KLAC
482480100 USA 11/05/03 09/15/03 10/31/03 Annual
24077 4 1.d M
Directors Related M0201
Elect Director Michael E. Marks
For For For For
09/30/03 10/06/03 1 1


224795 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
KLA-Tencor Corp. KLAC
482480100 USA 11/05/03 09/15/03 10/31/03 Annual
24077 5 2 M
Routine/Business M0101
Ratify Auditors
For For For For
09/30/03 10/06/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 1 1.1 M
Directors Related M0201
Elect Director Carol A. Bartz
For For For For
10/04/03 10/28/03 1 1
We recommend a vote FOR the directors.

223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 2 1.2 M
Directors Related M0201
Elect Director Larry R. Carter
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 3 1.3 M
Directors Related M0201
Elect Director John T. Chambers
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 4 1.4 M
Directors Related M0201
Elect Director Dr. James F. Gibbons
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 5 1.5 M
Directors Related M0201
Elect Director Dr. John L. Hennessy
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 6 1.6 M
Directors Related M0201
Elect Director Roderick C. McGeary
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 7 1.7 M
Directors Related M0201
Elect Director James C. Morgan
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 8 1.8 M
Directors Related M0201
Elect Director John P. Morgridge
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 9 1.9 M
Directors Related M0201
Elect Director Donald T. Valentine
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 10 1.1 M
Directors Related M0201
Elect Director Steven M. West
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 11 1.11 M
Directors Related M0201
Elect Director Jerry Yang
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 12 2 M
Non-Salary Comp. M0512
Amend Employee Stock Purchase Plan
For For For For
10/04/03 10/28/03 1 1
ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 13 3 M
Routine/Business M0101
Ratify Auditors
For For For For
10/04/03 10/28/03 1 1


223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 15 4 S
Social Proposal S0999
Report on Company Products Used by the Government to Monitor the Internet Against Against Against Against
10/04/03 10/28/03 1 1
ISS generally supports proposals that seek to provide shareholders with greater disclosure regarding the risks associated with their investment. In this case, we believe that generating such a report could be time consuming and costly to the company without providing significant value to shareholders. The products provided by the company are similar to those provided by peers and competitors in the technology industry. As such, requiring disclosure that may cause the company to break contractual obligations or require burdensome research on behalf of third party resellers could place the company at a competitive disadvantage and may negatively affect shareholder value. Since the proposed resolution may result in substantial costs and time expenditures to the company and may not provide useful information to shareholders, we do not support this proposal.

223444 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Cisco Systems, Inc. CSCO
17275R102 USA 11/11/03 09/12/03 10/31/03 Annual
79900 16 5 S
SH-Compensation S0507
Report on Pay Disparity
Against Against Against Against
10/04/03 10/28/03 1 1
When reviewing requests for reports on executive compensation, ISS takes into consideration the scope of the requested report, the company's internal procedures for determining compensation, and the company's historical compensation practices. As with all report requests, ISS carefully weighs the potential usefulness of the requested report against the costs of preparation and whether the report would be duplicative of existing disclosure. In the case of this proposal, we note that the proponents are specifically asking for a comparison of the compensation of the company's top executives with that of its lowest compensated workers on a worldwide basis and a report on any recommendations regarding changing the current level of executive pay. Though the disparity between the pay levels of entry-level and executive employees has undoubtedly grown at many U.S. companies over the past few decades, we note that it is unlikely that the requested report would produce a meaningful gauge for shareholders of whether the company's compensation policies and pay levels are appropriate and effective for employees at the senior executive level. While we understand the proponents' concerns with escalating CEO pay, we note that the Compensation and Management Development Committee is composed entirely of independent directors. Based on our concerns regarding the scope of the proposal, the independence of the company's compensation committee, we do not believe that preparation o

226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 1 1.1 M
Directors Related M0201
Elect Director William H. Gates, III
For For For For
10/08/03 10/29/03 1 1
We recommend a vote FOR the directors with the exception of Jon A. Shirley. We recommend that shareholders WITHHOLD votes from Jon A. Shirley for standing as an affiliated outsider on the Audit Committee.

226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 2 1.2 M
Directors Related M0201
Elect Director Steven A. Ballmer
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 3 1.3 M
Directors Related M0201
Elect Director James I. Cash, Jr., Ph.D.
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 4 1.4 M
Directors Related M0201
Elect Director Raymond V. Gilmartin
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 5 1.5 M
Directors Related M0201
Elect Director Ann McLaughlin Korologos
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 6 1.6 M
Directors Related M0201
Elect Director David F. Marquardt
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 7 1.7 M
Directors Related M0201
Elect Director Charles H. Noski
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 8 1.8 M
Directors Related M0201
Elect Director Dr. Helmut Panke
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 9 1.9 M
Directors Related M0201
Elect Director Wm. G. Reed, Jr.
For For For For
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 10 1.1 M
Directors Related M0201
Elect Director Jon A. Shirley
Withhold For Withhold Withhold
10/08/03 10/29/03 1 1


226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 11 2 M
Non-Salary Comp. M0524
Amend Omnibus Stock Plan
For For For For
10/08/03 10/29/03 1 1
Please see the section below entitled 'Multiple Plan Notes' for a further discussion of this and other plans. Vote Recommendation The total cost of the company's plans of 9.34 percent is within the allowable cap for this company of
10.50 percent. Additionally, this plan expressly forbids repricing. In conjunction with the change in compensation practices discussed under the proposed amendments to this plan, Microsoft recently announced a transaction with JP Morgan to transfer underwater employee stock options for cash. This proposed transaction has not yet received SEC approval and is not being submitted for shareholder approval at the annual meeting. Under the potentially trend setting transaction, Microsoft employees can elect to transfer options with an exercise price of $33 or above for a cash payment. The stock option transfer program allows up to 624 million common shares to be offered and sold by JP Morgan, and the terms for most of the transferred options would be reduced to 36 months. Microsoft will pay the proceeds received on the purchase price of the options from JP Morgan to employees. ISS would like to see the stock option transfer program put to shareholder vote. The options subject to the transfer would represent approximately 40 percent of current options outstanding and approximately six percent of total shares outstanding as of Sept. 12, 2003. ISS believes that the stock option transfer program represents an alternative to repricing underwater stock

226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 12 3 M
Non-Salary Comp. M0526
Amend Non-Employee Director Stock Option Plan
For For For For
10/08/03 10/29/03 1 1
Multiple Plan Notes: The combined shareholder value transfer for all plans considered is 9.34 percent. The aggregate value of all the proposals does not exceed the company's allowable shareholder value transfer cap of 10.50 percent. However, ISS supports only those plans that provide, in aggregate, the greatest shareholder value transfer without exceeding the allowable cap and that do not violate repricing guidelines. Vote Recommendation The total cost of the company's plans of 9.34 percent is within the allowable cap for this company of
10.50 percent. Microsoft recently announced some significant changes to its stock compensation practices. Specifically, Microsoft will grant restricted stock units instead of stock options, provide cash for eligible outstanding underwater stock options and expense stock options under FAS 123 retroactively. Microsoft announced a transaction with JP Morgan to transfer underwater employee stock options for cash. This proposed transaction has not yet received SEC approval and is not being submitted for shareholder approval at the annual meeting. Under the potentially trend setting transaction, Microsoft employees can elect to transfer options with an exercise price of $33 or above for a cash payment. The stock option transfer program allows up to 624 million common shares to be offered and sold by JP Morgan, and the terms for most of the transferred options would be reduced to 36 months. Microsoft will pay the proceeds received on the pur

226612 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Microsoft Corp. MSFT
594918104 USA 11/11/03 09/12/03 10/31/03 Annual
95924 14 4 S
SH-Other/misc. S0806
Refrain from Giving Charitable Contributions
Against Against Against Against
10/08/03 10/29/03 1 1
As the company complies with current laws and regulations regarding charitable contributions, and the refraining from making contributions runs counter to the company's goals of being a good corporate citizen, we recommend shareholders oppose this request.

234705 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
QUALCOMM Inc. QCOM
747525103 USA 03/02/04 01/02/04 02/26/04 Annual
18297 1 1.1 M
Directors Related M0201
Elect Director Adelia A. Coffman
Withhold For Withhold Withhold
01/30/04 02/18/04 1 1
We recommend a vote FOR the directors with the exception of affiliated outsider Adelia A. Coffman. We recommend that shareholders WITHHOLD votes from Adelia A. Coffman for standing as an affiliated outsider on the Audit and Compensation committees.

234705 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
QUALCOMM Inc. QCOM
747525103 USA 03/02/04 01/02/04 02/26/04 Annual
18297 2 1.2 M
Directors Related M0201
Elect Director Raymond V. Dittamore
For For For For
01/30/04 02/18/04 1 1


234705 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
QUALCOMM Inc. QCOM
747525103 USA 03/02/04 01/02/04 02/26/04 Annual
18297 3 1.3 M
Directors Related M0201
Elect Director Irwin Mark Jacobs
For For For For
01/30/04 02/18/04 1 1


234705 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
QUALCOMM Inc. QCOM
747525103 USA 03/02/04 01/02/04 02/26/04 Annual
18297 4 1.4 M
Directors Related M0201
Elect Director Richard Sulpizio
For For For For
01/30/04 02/18/04 1 1


234705 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
QUALCOMM Inc. QCOM
747525103 USA 03/02/04 01/02/04 02/26/04 Annual
18297 5 2 M
Non-Salary Comp. M0503
Amend Stock Option Plan
For For For For
01/30/04 02/18/04 1 1
V. Vote Recommendation The total cost of the company's plans of 9.28 percent is within the allowable cap for this company of 12.67 percent. Additionally, this plan expressly forbids repricing.

234705 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
QUALCOMM Inc. QCOM
747525103 USA 03/02/04 01/02/04 02/26/04 Annual
18297 6 3 M
Routine/Business M0101
Ratify Auditors
For For For For
01/30/04 02/18/04 1 1


234705 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
QUALCOMM Inc. QCOM
747525103 USA 03/02/04 01/02/04 02/26/04 Annual
18297 7 4 S
SH-Dirs' Related S0201
Declassify the Board of Directors
For Against For For
01/30/04 02/18/04 1 1
ISS recognizes that approval of this item would not, in and of itself, eliminate the classified board structure, because two-thirds of outstanding common shares would be needed to approve a separate proposal to amend the certificate of incorporation. However, ISS recommends that shareholders support this proposal, which provides that the board take the necessary steps to elect the directors on an annual basis.

236151 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Analog Devices, Inc. ADI
32654105 USA 03/09/04 01/16/04 03/04/04 Annual
25601 1 1.1 M
Directors Related M0201
Elect Director Jerald G. Fishman
For For For For
01/31/04 02/18/04 1 1


236151 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Analog Devices, Inc. ADI
32654105 USA 03/09/04 01/16/04 03/04/04 Annual
25601 2 1.2 M
Directors Related M0201
Elect Director F. Grant Saviers
For For For For
01/31/04 02/18/04 1 1


236151 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Analog Devices, Inc. ADI
32654105 USA 03/09/04 01/16/04 03/04/04 Annual
25601 3 2 M
Capitalization M0304
Increase Authorized Common Stock
For For For For
01/31/04 02/18/04 1 1


236151 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Analog Devices, Inc. ADI
32654105 USA 03/09/04 01/16/04 03/04/04 Annual
25601 4 3 M
Routine/Business M0101
Ratify Auditors
For For For For
01/31/04 02/18/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 1 1.1 M
Directors Related M0201
Elect Director L.T. Babbio, Jr.
For For For For
01/30/04 03/04/04 1 1
We recommend a vote FOR the directors with the exception of independent outsider Sanford M. Litvack. We recommend that shareholders WITHHOLD votes from Sanford
M. Litvack for poor attendance.

235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 2 1.2 M
Directors Related M0201
Elect Director P.C. Dunn
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 3 1.3 M
Directors Related M0201
Elect Director C.S. Fiorina
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 4 1.4 M
Directors Related M0201
Elect Director R.A. Hackborn
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 5 1.5 M
Directors Related M0201
Elect Director G.A. Keyworth II
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 6 1.6 M
Directors Related M0201
Elect Director R.E. Knowling, Jr.
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 7 1.7 M
Directors Related M0201
Elect Director S.M. Litvack
Withhold For Withhold Withhold
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 8 1.8 M
Directors Related M0201
Elect Director R.L. Ryan
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 9 1.9 M
Directors Related M0201
Elect Director L.S. Salhany
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 10 2 M
Routine/Business M0101
Ratify Auditors
For For For For
01/30/04 03/04/04 1 1


235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 11 3 M
Non-Salary Comp. M0522
Approve Omnibus Stock Plan
For For For For
01/30/04 03/04/04 1 1
V. Vote Recommendation The total cost of the company's plans of 10.14 percent is within the allowable cap for this company of 12.52 percent. Additionally, this plan expressly forbids repricing.

235543 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Hewlett-Packard Co. HPQ
428236103 USA 03/17/04 01/20/04 03/08/04 Annual
39831 12 4 S
SH-Compensation S0514
Expense Stock Options
For Against For For
01/30/04 03/04/04 1 1

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as no-cost compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 1 1.1 M
Directors Related M0201
Elect Director Michael H. Armacost
For For For For
02/24/04 03/10/04 1 1
We recommend a vote FOR the directors.

238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 2 1.2 M
Directors Related M0201
Elect Director Deborah A. Coleman
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 3 1.3 M
Directors Related M0201
Elect Director Herbert M. Dwight, Jr.
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 4 1.4 M
Directors Related M0201
Elect Director Philip V. Gerdine
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 5 1.5 M
Directors Related M0201
Elect Director Paul R. Low
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 6 1.6 M
Directors Related M0201
Elect Director Dan Maydan
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 7 1.7 M
Directors Related M0201
Elect Director Steven L. Miller
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 8 1.8 M
Directors Related M0201
Elect Director James C. Morgan
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 9 1.9 M
Directors Related M0201
Elect Director Gerhard H. Parker
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 10 1.1 M
Directors Related M0201
Elect Director Michael R. Splinter
For For For For
02/24/04 03/10/04 1 1


238559 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Applied Materials, Inc. AMAT
38222105 USA 03/24/04 01/30/04 03/19/04 Annual
42055 11 2 M
Non-Salary Comp. M0524
Amend Omnibus Stock Plan
For For For For
02/24/04 03/10/04 1 1

V. Vote Recommendation The total cost of the company's plans of 11.08 percent is within the allowable cap for this company of 12.63 percent. Additionally, this plan expressly forbids repricing.

236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 2 1.1 M
Directors Related M0201
Elect Director Dennis C. Blair
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 3 1.2 M
Directors Related M0201
Elect Director Edward D. Breen
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 4 1.3 M
Directors Related M0201
Elect Director George W. Buckley
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 5 1.4 M
Directors Related M0201
Elect Director Brian Duperreault
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 6 1.5 M
Directors Related M0201
Elect Director Bruce S. Gordon
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 7 1.6 M
Directors Related M0201
Elect Director John A. Krol
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 8 1.7 M
Directors Related M0201
Elect Director Mackey J. Mcdonald
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 9 1.8 M
Directors Related M0201
Elect Director H. Carl Mccall
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 10 1.9 M
Directors Related M0201
Elect Director Brendan R. O'Neill
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 11 1.1 M
Directors Related M0201
Elect Director Sandra S. Wijnberg
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 12 1.11 M
Directors Related M0201
Elect Director Jerome B. York
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 13 2 M
Routine/Business M0101
Ratify Auditors
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 14 3 M
Routine/Business M0137
ADOPTION OF THE AMENDED AND RESTATED BYE-LAWS.
For For For For
02/10/04 03/09/04 1 1
Resolution seeks a series of amendments to the company's articles. Proposed amendment will require a quorum of a majority of shares outstanding and entitled to vote to be represented at a meeting. In companies where quorum requirements are too low, ISS believes management will have no incentive to release proxy materials early or otherwise reach out to independent shareholders to ensure their participation. In fact, management will arguably have an incentive to discourage participation by independent shareholders because those shareholders may be less likely to cast their votes with management. ISS believes this amendment will allow greater participation by shareholders by requiring votes to be counted representing a broader range of shareholders. This amendment is consistent with Delaware corporate law. Tyco's articles have no provision regarding the adoption of a shareholder rights plan. The proposed amendment will require supermajority approval for the adoption of a poison pill. While the company does not currently have a shareholder rights plan, this is a positive change. Although ISS prefers that companies require only simple majority approval for any resolution proposed to shareholders, in this case, requiring a poison pill to be subject to any shareholder vote is a positive change. Since investors suffer a diminution of power as a result of the adoption of antitakeover proposals, ISS believes that shareholders should have the right to give this power away. The curr

236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 15 4 M
Non-Salary Comp. M0501
APPROVAL OF TYCO 2004 STOCK AND INCENTIVE PLAN.
For For For For
02/10/04 03/09/04 1 1


236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 16 5 S
SH-Health/Environ. S0730
SHAREHOLDER PROPOSAL REGARDING ENVIRONMENTAL REPORTING.
For For For For
02/10/04 03/09/04 1 1
Item 5 is a shareholder proposal requesting that the company provide a report to shareholders by Oct. 31, 2005, outlining the company's response to increasing regulatory, competitive, and public pressure to reduce the emission of toxic chemicals. Given the enthusiastic support from management, and the potential benefits that can be derived from taking a proactive stance on this issue, support for this proposal is recommended.

236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 17 6 S
SH-Corp Governance S0319
SHAREHOLDER PROPOSAL TO CHANGE TYCO S JURISDICTION OF
INCORPORATION FROM BERMUDA TO A U.S. STATE.
Against Against Against Against
02/10/04 03/09/04 1 1
The American Federation of State, County and Municipal Employees (AFSCME) Pension Plan, beneficial owner of 324,308 common shares, urges Tyco's board to take the measures necessary to change the company's jurisdiction of incorporation from Bermuda to a U.S. state. Tyco became a Bermuda company in 1997 as a result of a business combination with ADT. Because the board has adequately addressed many of the concerns associated with this proposal and due to the significant economic benefits to shareholders and the company's recent advancements toward positive corporate governance, good disclosure, and transparency, it is recommended that shareholders oppose this shareholder-requisitioned proposal.

236137 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Tyco International Ltd. TYC
902124106 Bermuda 03/25/04 03/25/04 03/24/04 Annual
78423 18 7 S
SH-Compensation S0504
SHAREHOLDER PROPOSAL ON COMMON SENSE EXECUTIVE
COMPENSATION.
Against Against Against Against
02/10/04 03/09/04 1 1
The United Brotherhood of Carpenters Pension Fund and United Association of S&P 500 Index Fund, beneficial owners of 33,700 and 127,115 common shares respectively, requests a Common Sense Executive Compensation program. The proposal seeks to limit executive base pay at 1 million, with other restrictions on bonus plans. Because the company's Compensation Committee is comprised entirely of independent directors and due to the proposal's restrictive and arbitrary limits on executive pay, shareholder support is not warranted.

237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 2 1 M
Routine/Business M0150
APPROVAL OF THE INCOME STATEMENTS AND THE BALANCE SHEETS.
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 3 2 M
Routine/Business M0107
APPROVAL OF A DIVIDEND OF EUR 0.30 PER SHARE.
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 4 3 M
Directors Related M0264
APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS OF THE
BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 5 4.1 M
Directors Related M0201
Elect Director Paul J. Collins
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 6 4.2 M
Directors Related M0201
Elect Director Georg Ehrnrooth
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 7 4.3 M
Directors Related M0201
Elect Director Bengt Holmstrom
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 8 4.4 M
Directors Related M0201
Elect Director Per Karlsson
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 9 4.5 M
Directors Related M0201
Elect Director Jorma Ollila
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 10 4.6 M
Directors Related M0201
Elect Director Marjorie Scardino
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 11 4.7 M
Directors Related M0201
Elect Director Vesa Vainio
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 12 4.8 M
Directors Related M0201
Elect Director Arne Wessberg
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 13 5 M
Routine/Business M0101
Ratify Auditors
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 14 6 M
Capitalization M0374
APPROVAL OF THE PROPOSAL OF THE BOARD TO REDUCE THE SHARE
CAPITAL THROUGH CANCELLATION OF NOKIA SHARES HELD BY THE
COMPANY
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 15 7 M
Capitalization M0331
APPROVAL OF THE AUTHORIZATION TO THE BOARD TO INCREASE THE
SHARE CAPITAL OF THE COMPANY.
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 16 8 M
Capitalization M0318
APPROVAL OF THE AUTHORIZATION TO THE BOARD TO REPURCHASE NOKIA
SHARES.
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 17 9 M
Capitalization M0374
APPROVAL OF THE AUTHORIZATION TO THE BOARD TO DISPOSE NOKIA
SHARES HELD BY THE COMPANY.
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 18 10 M
Routine/Business M0137
APPROVAL OF THE PROPOSAL OF THE BOARD TO INCREASE THE CAPITAL OF
THE FOUNDATION OF NOKIA CORPORATION.
For For For For
02/10/04 03/09/04 1 1


237041 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Nokia Corp.
654902204 Finland 03/25/04 01/30/04 03/10/04 Annual
56139 19 11 M
Routine/Business M0137
MARK THE FOR BOX IF YOU WISH TO INSTRUCT THE DEPOSITARY TO GIVE A
PROXY TO ANY ONE OF MARIANNA UOTINEN-TARKOMA, ESA KAUNISTOLA,
BOTH LEGAL COUNSELS OF NOKIA CORPORATION, TO AUTHORIZE ANY OF
THEM (WITH FULL POWER OF SUBSTITUTION) TO VOTE, IN THEIR DISCR
Against None Against Against
02/10/04 03/09/04 1 1
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 1 1.1 M
Directors Related M0201
Elect Director Betsy J. Bernard
For For For For
03/03/04 03/26/04 1 1
We recommend a vote FOR the directors.

239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 2 1.2 M
Directors Related M0201
Elect Director George David
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 3 1.3 M
Directors Related M0201
Elect Director Jean-Pierre Garnier
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 4 1.4 M
Directors Related M0201
Elect Director Jamie S. Gorelick
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 5 1.5 M
Directors Related M0201
Elect Director Charles R. Lee
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 6 1.6 M
Directors Related M0201
Elect Director Richard D. McCormick
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 7 1.7 M
Directors Related M0201
Elect Director Harold McGraw III
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 8 1.8 M
Directors Related M0201
Elect Director Frank P. Popoff
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 9 1.9 M
Directors Related M0201
Elect Director H. Patrick Swygert
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 10 1.1 M
Directors Related M0201
Elect Director Andre Villeneuve
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 11 1.11 M
Directors Related M0201
Elect Director H. A. Wagner
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 12 1.12 M
Directors Related M0201
Elect Director Christine Todd Whitman
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 13 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 14 3 S
SH-Other/misc. S0810
Disclosure of Executive Compensation
Against Against Against Against
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 15 4 S
SH-Health/Environ. S0725
Develop Ethical Criteria for Military Contracts
Against Against Against Against
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 16 5 S
SH-Compensation S0512
Performance-Based/Indexed Options
For Against For For
03/03/04 03/26/04 1 1


239710 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
United Technologies Corp. UTX
913017109 USA 04/14/04 02/17/04 03/29/04 Annual
12502 17 6 S
SH-Routine/Business S0107
Separate Chairman and CEO Positions
For Against For For
03/03/04 03/26/04 1 1
United Technologies Corporation has a 2/3 independent board, all-independent key committees with committee chairpersons nominated by independent directors and established governance guidelines. However, the duties of presiding director does not include approving information sent to the board, approving meeting agendas and schedules to assure that there is sufficient time for discussion of all agenda items. We believe that the company's governance structure does not provide a satisfactory balance to a unified chairman and CEO position.

240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 1 1.1 M
Directors Related M0201
Elect Director John T. Dillon
For For For For
03/08/04 04/05/04 1 1
We recommend a vote FOR the directors.

240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 2 1.2 M
Directors Related M0201
Elect Director Juan Gallardo
For For For For
03/08/04 04/05/04 1 1


240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 3 1.3 M
Directors Related M0201
Elect Director William A. Osborn
For For For For
03/08/04 04/05/04 1 1


240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 4 1.4 M
Directors Related M0201
Elect Director Gordon R. Parker
For For For For
03/08/04 04/05/04 1 1


240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 5 1.5 M
Directors Related M0201
Elect Director Edward B. Rust, Jr.
For For For For
03/08/04 04/05/04 1 1


240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 6 2 M
Non-Salary Comp. M0524
Amend Omnibus Stock Plan
For For For For
03/08/04 04/05/04 1 1
V. Vote Recommendation The total cost of the company's plans of 7.76 percent is within the allowable cap for this company of 8.55 percent.

240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 7 3 M
Routine/Business M0101
Ratify Auditors
For For For For
03/08/04 04/05/04 1 1


240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 8 4 S
SH-Corp Governance S0302
Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
For Against For For
03/08/04 04/05/04 1 1
Although we commend the company for approving the TIDE provision to the company's rights plan, because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 9 5 S
SH-Health/Environ. S0727
Report on Equipment Sales to Israel
Against Against Against Against
03/08/04 04/05/04 1 1
In this case, ISS agrees with the company's statement on the issue. While we recommend that Caterpillar continuously review the risks and opportunities associated with each market that the company operates in, it would be overly burdensome and potentially costly to monitor and respond to issues resulting from the end use of the company's products. Further, we note that Caterpillar complies with current laws and regulations regarding international operations. Additionally, we agree that government officials and organizations can better address the political aspects of this proposal, and may represent a more appropriate forum for these concerns. As such, we do not recommend shareholder support for this proposal at this time.

240380 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Caterpillar Inc. CAT
149123101 USA 04/14/04 02/17/04 04/09/04 Annual
13858 10 6 S
Social Proposal S0999
Report on Operational Imact of HIV/AIDS, TB, and Malaria Pandemic
Against Against Against Against
03/08/04 04/05/04 1 1
ISS generally supports proposals for increased disclosure that promote good corporate citizenship while enhancing long-term shareholder value. For proposals related to HIV/AIDS reporting, we evaluate the scope of the company's operations in these markets, the company's current initiatives in developing countries to help address this healthcare crisis, and the nature of the company's existing healthcare policies including healthcare access and benefits to local workers. In this case, we note that Caterpillar does not appear to provide information related to the HIV/AIDS, TB, and Malaria pandemic on its website; however, the company does acknowledge the seriousness of the health crisis in its statement on the issue in the company's proxy statement. Additionally, the company currently has a subsidized healthcare plan that includes programs to improve accessibility to treatment for employees in Africa. We further note that the relative percentages of Caterpillar's net earnings and total assets in the region comprise a relatively small segment of the company's business. While we acknowledge that Caterpillar's programs and related disclosures do not appear to be as extensive as some other companies operating in the areas most affected by the HIV/AIDS, TB, and Malaria pandemic, we believe that company has taken certain actions to help address the affects of this healthcare crisis on its employees in this region. Additionally, when considering the limited scope of C

240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 1 1.1 M
Directors Related M0201
Elect Director James R. Adams
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 2 1.2 M
Directors Related M0201
Elect Director David L. Boren
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 3 1.3 M
Directors Related M0201
Elect Director Daniel A. Carp
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 4 1.4 M
Directors Related M0201
Elect Director Thomas J. Engibous
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 5 1.5 M
Directors Related M0201
Elect Director Gerald W. Fronterhouse
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 6 1.6 M
Directors Related M0201
Elect Director David R. Goode
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 7 1.7 M
Directors Related M0201
Elect Director Wayne R. Sanders
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 8 1.8 M
Directors Related M0201
Elect Director Ruth J. Simmons
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 9 1.9 M
Directors Related M0201
Elect Director Richard K. Templeton
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 10 1.1 M
Directors Related M0201
Elect Director Christine Todd Whitman
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 11 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/13/04 03/31/04 1 1


240763 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Texas Instruments Inc. TXN
882508104 USA 04/15/04 02/17/04 04/12/04 Annual
36540 12 3 S
SH-Compensation S0514
Expense Stock Options
For Against For For
03/13/04 03/31/04 1 1

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as no-cost compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

241476 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Morgan Stanley MWD
617446448 USA 04/20/04 02/20/04 04/15/04 Annual
26747 1 1.1 M
Directors Related M0201
Elect Director John W. Madigan
Withhold For Withhold Withhold
03/13/04 03/30/04 1 1
We recommend a vote FOR the directors with the exception of John W. Madigan. We recommend that shareholders WITHHOLD votes from John W. Madigan because the company failed to implement a majority supported shareholder proposal to declassify the board.

241476 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Morgan Stanley MWD
617446448 USA 04/20/04 02/20/04 04/15/04 Annual
26747 2 1.2 M
Directors Related M0201
Elect Director Dr. Klaus Zumwinkel
For For For For
03/13/04 03/30/04 1 1


241476 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Morgan Stanley MWD
617446448 USA 04/20/04 02/20/04 04/15/04 Annual
26747 3 1.3 M
Directors Related M0201
Elect Director Sir Howard Davies
For For For For
03/13/04 03/30/04 1 1


241476 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Morgan Stanley MWD
617446448 USA 04/20/04 02/20/04 04/15/04 Annual
26747 4 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/13/04 03/30/04 1 1


241476 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Morgan Stanley MWD
617446448 USA 04/20/04 02/20/04 04/15/04 Annual
26747 5 3 S
SH-Dirs' Related S0201
Declassify the Board of Directors
For Against For For
03/13/04 03/30/04 1 1


241476 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Morgan Stanley MWD
617446448 USA 04/20/04 02/20/04 04/15/04 Annual
26747 6 4 S
SH-Corp Governance S0321
Submit Severance Agreement (Change-in-Control) to Shareholder Vote For Against For For
03/13/04 03/30/04 1 1


241476 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Morgan Stanley MWD
617446448 USA 04/20/04 02/20/04 04/15/04 Annual
26747 7 5 S
SH-Other/misc. S0807
Report on Political Contributions/Activities
Against Against Against Against
03/13/04 03/30/04 1 1

In light of the potential costs and resources associated with the requested report, we recommend that shareholders oppose this request. Vote AGAINST.

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 1 1.1 M
Directors Related M0201
Elect Director Michael S. Brown
For For For For
03/13/04 04/06/04 1 1
We recommend a vote FOR the directors.

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 2 1.2 M
Directors Related M0201
Elect Director M. Anthony Burns
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 3 1.3 M
Directors Related M0201
Elect Director Robert N. Burt
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 4 1.4 M
Directors Related M0201
Elect Director W. Don Cornwell
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 5 1.5 M
Directors Related M0201
Elect Director William H. Gray III
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 6 1.6 M
Directors Related M0201
Elect Director Constance J. Horner
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 7 1.7 M
Directors Related M0201
Elect Director William R. Howell
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 8 1.8 M
Directors Related M0201
Elect Director Stanley O. Ikenberry
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 9 1.9 M
Directors Related M0201
Elect Director George A. Lorch
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 10 1.1 M
Directors Related M0201
Elect Director Henry A. Mckinnell
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 11 1.11 M
Directors Related M0201
Elect Director Dana G. Mead
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 12 1.12 M
Directors Related M0201
Elect Director Franklin D. Raines
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 13 1.13 M
Directors Related M0201
Elect Director Ruth J. Simmons
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 14 1.14 M
Directors Related M0201
Elect Director William C. Steere, Jr.
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 15 1.15 M
Directors Related M0201
Elect Director Jean-Paul Valles
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 16 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 17 3 M
Non-Salary Comp. M0522
Approve Omnibus Stock Plan
For For For For
03/13/04 04/06/04 1 1
V. Vote Recommendation The total cost of the company's plans of 4.88 percent is within the allowable cap for this company of 6.79 percent. Additionally, this plan expressly forbids repricing.

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 18 4 S
SH-Health/Environ. S0735
Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic
Against Against Against Against
03/13/04 04/06/04 1 1
In this case, we believe that the company has taken certain actions to help address the affects of this healthcare crisis in emerging markets. These actions are similar in nature and scope to those taken by industry peers and competitors, and represent an acknowledgement of the effect that the HIV/AIDS, TB, and malaria pandemic could have on company strategy and operations. As such, when considering the scope of Pfizer's initiatives to address this crisis and current level of disclosure, we do not believe that the report requested in this proposal will provide information to shareholders commensurate with the potential difficulties and expenses of preparing the report. Therefore, we do not recommend shareholder support for the resolution at this time.

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 19 5 S
SH-Other/misc. S0807
Cease Political Contributions/Activities
Against Against Against Against
03/13/04 04/06/04 1 1
Interaction between corporate America and the political process has been a topic of debate for several years. Increasing scrutiny during and election year and in the wake of corporate scandals has led to a surge in shareholder activism on issues of political contributions. Opponents of corporate political contributions argue that companies spending scarce resources on expensive lobbying efforts and donating to PACs would be better off investing that money on new procedures that will better position the company to deal with the coming regulations or improve its operations. Conversely, corporate responses tend to suggest that company involvement in the political process can be beneficial to the business interests of the company and, ultimately, shareholder value. When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In this case, the proponent has requested that the company completely refrain from political contributions without providing a business case for the resolution. Moreover, we note that the company complies with all appropriate state and federal laws regarding campaign contributions. Therefore, based on the level of government oversight on political contributions and lack of supporting information for this proposal, ISS recommends that shareh

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 20 6 S
SH-Other/misc. S0807
Report on Political Contributions/Activities
Against Against Against Against
03/13/04 04/06/04 1 1
When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Pfizer, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, interested parties can view information on the company's political contributions and donations on a report published at the end of each election cycle. Finally, the scope and nature of the information requested in this proposal may not be substantially different from data currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 21 7 S
SH-Dirs' Related S0202
Establish Term Limits for Directors
Against Against Against Against
03/13/04 04/06/04 1 1
Under an effective corporate governance system, shareholders have the right to express their preferences each year by voting on directors at the annual meeting. Thus, shareholders can remove or reelect directors as they see fit.

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 22 8 S
SH-Health/Environ. S0729
Report on Drug Pricing
Against Against Against Against
03/13/04 04/06/04 1 1
When evaluating drug-pricing proposals, ISS considers the economic benefits of providing subsidized drugs (e.g., public goodwill) against the potential costs in terms of reduced profits, lower R&D spending, and harm to competitiveness. Additionally, the company's current policies are taken into account, including any existing subsidy or donor programs that make life-saving pharmaceuticals more accessible to financially needy patients. Finally, we consider the degree to which peer companies have implemented price restraints. Specifically, this proposal calls for the company to limit price increases to a level below that of the annual inflation rate, and report to shareholders on these initiatives. While ISS generally supports increased disclosure that may help shareholders better evaluate their investment, the cost and difficulty in generating this information should be offset by benefits gained from the report. In this case, we also note that the structure of the proposal includes commitment to a pricing policy along with the report. Pfizer has implemented several programs to assist in increasing accessibility to their products for the financially needy. Additionally, the company provides information on these discount, subsidy, and assistance programs in its public filings and on the company website. Finally, ISS agrees with the company that linking drug pricing to the inflation rate may place the company at a competitive disadvantage by artificially discounting prices belo

241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 23 9 S
SH-Compensation S0501
Limit Awards to Executives
Against Against Against Against
03/13/04 04/06/04 1 1


241284 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Pfizer Inc. PFE
717081103 USA 04/22/04 02/27/04 02/23/04 Annual
31394 24 10 S
Social Proposal S0999
Amend Animal Testing Policy
Against Against Against Against
03/13/04 04/06/04 1 1
In this case, Pfizer has developed a policy that calls for utilizing in vitro testing wherever possible provided it complies with regulations and does not effect the analysis of treatment effectiveness or patient safety. Additionally, in some cases alternative methods of testing may be not feasible or meet criteria established by the government. Moreover, the level of live animal testing at Pfizer appears to be consistent with industry standards on the topic. As such, ISS does not recommend shareholder support for the resolution at this time.

240765 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Merrill Lynch & Co., Inc. MER
590188108 USA 04/23/04 02/24/04 04/20/04 Annual
32113 1 1.1 M
Directors Related M0201
Elect Director David K. Newbigging
For For For For
03/10/04 03/31/04 1 1
We recommend a vote FOR the directors.

240765 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Merrill Lynch & Co., Inc. MER
590188108 USA 04/23/04 02/24/04 04/20/04 Annual
32113 2 1.2 M
Directors Related M0201
Elect Director Joseph W. Prueher
For For For For
03/10/04 03/31/04 1 1


240765 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Merrill Lynch & Co., Inc. MER
590188108 USA 04/23/04 02/24/04 04/20/04 Annual
32113 3 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/10/04 03/31/04 1 1


240765 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Merrill Lynch & Co., Inc. MER
590188108 USA 04/23/04 02/24/04 04/20/04 Annual
32113 4 3 S
SH-Dirs' Related S0207
Restore or Provide for Cumulative Voting
For Against For For
03/10/04 03/31/04 1 1
In this case, the company fails to meet some of the aforementioned corporate governance criteria. Specifically, the board is not annually-elected and shareholders do not have the ability to call special meetings or act by written consent. Accordingly, the proposal warrants shareholder support.

240765 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Merrill Lynch & Co., Inc. MER
590188108 USA 04/23/04 02/24/04 04/20/04 Annual
32113 5 4 S
SH-Routine/Business S0107
Separate Chairman and CEO Positions
For Against For For
03/10/04 03/31/04 1 1
Merrill Lynch has more than 2/3 independent outsiders on its board and all-independent key committees, has established governance guidelines. However, the company has not designated a lead director with clearly delineated duties. Instead, the company states that the executive sessions are chaired by the independent committee chairs on a rotating basis at least four times a year. From ISS's viewpoint, the duties of the chairs do not meet all of our minimum requirements for a lead/rotating director. Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO president.

241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 1 1.1 M
Directors Related M0201
Elect Director Daniel F. Akerson
For For For For
03/16/04 04/12/04 1 1
We recommend a vote FOR the directors with the exception of affiliated outsider Vernon E. Jordan, Jr. We recommend that shareholders WITHHOLD votes from Vernon
E. Jordan, Jr. for sitting on more than six boards.

241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 2 1.2 M
Directors Related M0201
Elect Director Charlene Barshefsky
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 3 1.3 M
Directors Related M0201
Elect Director William G. Bowen
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 4 1.4 M
Directors Related M0201
Elect Director Ursula M. Burns
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 5 1.5 M
Directors Related M0201
Elect Director Kenneth I. Chenault
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 6 1.6 M
Directors Related M0201
Elect Director Peter R. Dolan
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 7 1.7 M
Directors Related M0201
Elect Director Vernon E. Jordan, Jr.
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 8 1.8 M
Directors Related M0201
Elect Director Jan Leschly
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 9 1.9 M
Directors Related M0201
Elect Director Richard A. McGinn
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 10 1.1 M
Directors Related M0201
Elect Director Edward D. Miller
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 11 1.11 M
Directors Related M0201
Elect Director Frank P. Popoff
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 12 1.12 M
Directors Related M0201
Elect Director Robert D. Walter
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 13 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/16/04 04/12/04 1 1


241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 14 3 S
SH-Dirs' Related S0202
Establish Term Limits for Directors
Against Against Against Against
03/16/04 04/12/04 1 1
Under an effective corporate governance system, shareholders have the right to express their preferences each year by voting on directors at the annual meeting. Thus, shareholders can remove or reelect directors as they see fit.

241803 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
American Express Co. AXP
25816109 USA 04/26/04 02/27/04 04/21/04 Annual
29231 15 4 S
SH-Other/misc. S0807
Report on Political Contributions/Activities
Against Against Against Against
03/16/04 04/12/04 1 1
When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of American Express, we note that the company complies with federal, state, and local laws regarding contributions to political candidates or organizations. Further, the company offers to provide information on political contributions to shareholders upon request. Therefore, the scope of the disclosure requested in this proposal may not be substantially different from information currently available, and may not provide any significant benefit to shareholders. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of company assets.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 1 1.1 M
Directors Related M0201
Elect Director James I. Cash, Jr.
For For For For
03/09/04 04/19/04 1 1
We recommend a vote FOR the directors with the exception of Claudio X. Gonzalez. We recommend that shareholders WITHHOLD votes from Claudio X. Gonzalez for sitting on more than six boards.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 2 1.2 M
Directors Related M0201
Elect Director Dennis D. Dammerman
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 3 1.3 M
Directors Related M0201
Elect Director Ann M. Fudge
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 4 1.4 M
Directors Related M0201
Elect Director Claudio X. Gonzalez
Withhold For Withhold Withhold
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 5 1.5 M
Directors Related M0201
Elect Director Jeffrey R. Immelt
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 6 1.6 M
Directors Related M0201
Elect Director Andrea Jung
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 7 1.7 M
Directors Related M0201
Elect Director Alan G. Lafley
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 8 1.8 M
Directors Related M0201
Elect Director Kenneth G. Langone
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 9 1.9 M
Directors Related M0201
Elect Director Ralph S. Larsen
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 10 1.1 M
Directors Related M0201
Elect Director Rochelle B. Lazarus
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 11 1.11 M
Directors Related M0201
Elect Director Sam Nunn
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 12 1.12 M
Directors Related M0201
Elect Director Roger S. Penske
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 13 1.13 M
Directors Related M0201
Elect Director Robert J. Swieringa
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 14 1.14 M
Directors Related M0201
Elect Director Douglas A. Warner III
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 15 1.15 M
Directors Related M0201
Elect Director Robert C. Wright
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 16 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 17 3 M
Non-Salary Comp. M0524
Amend Omnibus Stock Plan
For For For For
03/09/04 04/19/04 1 1
We support the addition of revenue growth rate to the pool of performance measures applicable to long-term performance awards. We also applaud the company's decision to shift a substantial portion of its executive grants to restricted stock units and performance based awards. Such practice should reduce dilution and provide effective incentives for superior performers who remain with the company during periods of stock market fluctuations in which stock options may have no realizable value. In addition, restricted stock units and long-term performance awards more closely align executives' interests with investors' long term interests as these awards are paid out only to executives who remain with the company for extended periods.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 18 4 S
SH-Dirs' Related S0207
Provide for Cumulative Voting
Against Against Against Against
03/09/04 04/19/04 1 1

In the case of General Electric, the company has an annually-elected board comprising a majority of independent directors; its Nominating and Corporate Governance Committee consists of only independent directors; the company grants shareholders confidential voting and the right to call a special meeting; the board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders; the company has a published statement of corporate governance guidelines, including a description of the process by which a shareholder may submit a director nominee; and the company does not have either a dual-class structure or dead-hand poison pill. GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index for one-year shareholder returns. However, GE underperformed these indexes for three-year shareholder returns. For five-year shareholder returns, GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index. In this case, the company meets our corporate governance criteria. Although the company does not fully meet the performance criteria, the company has taken significant steps to improve its corporate governance provisions, especially relating to board reforms and shareholder friendly compensation strategies for officers and directors (see Items 3 and 16). Given that the company: (1) meets our corporate governance criteria and (2) has voluntarily taken steps to improve its corporate gover

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 19 5 S
Social Proposal S0999
Eliminate Animal Testing
Against Against Against Against
03/09/04 04/19/04 1 1
When evaluating proposals on animal testing policies, ISS considers the nature of the product and the degree to which live animal testing is necessary or federally mandated. Additionally, we look at the feasibility and availability of alternative methods. Finally, ISS will evaluate industry practices to determine if animal testing is common at competitors and peer companies in similar circumstances. In this case, GE has developed a policy that calls for utilizing live animal testing to the least extent possible, provided it complies with regulation and does not effect the analysis of treatment effectiveness or employee and consumer safety. Additionally, in some cases alternative methods of testing may be not feasible or fail to meet criteria established by the government. As such, ISS does not recommend shareholder support for the resolution at this time.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 20 6 S
SH-Health/Environ. S0709
Report on Nuclear Fuel Storage Risks
Against Against Against Against
03/09/04 04/19/04 1 1
When considering proposals that request a risk assessment and adoption of new policies regarding the company's nuclear operations, ISS takes into account several factors, including the regulatory framework that the company's operations are subject to and the company's existing disclosure on security and waste management policies and procedures. While the proponents' concerns with the company's on-site storage of nuclear waste is understandable given the state of current events, we note that the nuclear power industry is heavily regulated by the NRC and subject to restrictions and policies introduced by the Office of Homeland Security. In 2002, the NRC completed a comprehensive review of its requirements for nuclear power plants, including the storage of nuclear waste and materials and, as a result, issued new required security measures. In this case, GE operates a spent fuel storage depository; however, the main focus of this resolution is directed at the company's design, manufacturing, and sales of reactors. Based on the tight regulation of the nuclear power industry by the NRC and the fact that GE's operations in the nuclear power industry are primarily in equipment design, sales, and service; not facility operations, we do not believe that this report would provide enough meaningful information to shareholders to justify the time and assets necessary to prepare this report.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 21 7 S
SH-Health/Environ. S0730
Report on PCB Clean-up
Against Against Against Against
03/09/04 04/19/04 1 1


240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 22 8 S
Social Proposal S0999
Report on Foreign Outsourcing
Against Against Against Against
03/09/04 04/19/04 1 1
ISS generally supports proposals that call for increased disclosure on matters of importance to shareholders. Such transparency can assist shareholders in better evaluating the business risks associated with their investment. However, the benefits derived from this disclosure must be weighed against the cost and burden of preparing the information and the potential impacts that the disclosure may have on company strategy or operations. When evaluating proposals to review and report on outsourcing or off-shoring, ISS looks at the nature and scope of operations that a company is opting to outsource as well as potential risks and benefits associated with such a policy. Additionally, we consider industry norms with regards to the type and number of positions that are outsourced. Finally, we consider the degree to which publishing a detailed report on company outsourcing policies may provide strategic insight to competitors while not disclosing substantial, useful information to shareholders. In this case we note that GE does outsource some service and technical positions to foreign markets where the company has determined that cost savings would ultimately benefit the company and increase shareholder value. Further we note that several of the company's peers and competitors have outsourced similar jobs. Additionally, detailed disclosure on the company's policies regarding job outsourcing may not provide benefits to shareholders commensurate with the cost of preparing this

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 23 9 S
Social Proposal S0999
Prepare Sustainability Report
Against Against Against Against
03/09/04 04/19/04 1 1
ISS generally supports proposals that seek additional disclosure, as shareholders should be provided with sufficient information in key business areas to fully assess the risks associated with their investment. When evaluating resolutions calling for a sustainability report, ISS reviews the current reporting policies of the company as they relate to sustainability issues. Specifically, we examine the existence and substance of an EHS or similar report, code of corporate conduct, and diversity or equal opportunity data, or a consolidated sustainability report based on a widely accepted standard such as the GRI. In this case, ISS notes that GE currently has significant discussion of many sustainability issues on the company website. This disclosure includes an EHS report, diversity information, the GE Integrity Policy, and information on community involvement and philanthropic initiatives. Moreover, the company has committed to publishing a consolidated report on issues regarding environmental performance, social initiatives, economic achievement, and corporate citizenship in 2004. Therefore, while we will continue to monitor the scope and level of disclosure at GE, we believe that the company has substantially addressed many of the issues noted by the proponent. As such, we do not recommend support for the proposal at this time.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 24 10 S
SH-Dirs' Related S0219
Limit Composition of Management Development and Compensation Committee to Independent Directors
Against Against Against Against
03/09/04 04/19/04 1 1
Given that: (1) the company already has a policy in place requiring that all key board committee members be independent and (2) the company's Management Development and Compensation Committee is currently fully independent by NYSE, Council of Institutional Investors, and ISS definitions, we do not believe this item warrants shareholder support.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 25 11 S
SH-Compensation S0507
Report on Pay Disparity
Against Against Against Against
03/09/04 04/19/04 1 1
In the case of this proposal, we note that the proponent is specifically asking for a comparison of the compensation of the company's top executives with that of its lowest compensated workers on a nationwide basis and a report on any recommendations regarding changing the current level of executive pay. Though the disparity between the pay levels of entry-level and executive employees has undoubtedly grown at many U.S. companies over the past few decades, we note that it is unlikely that the requested report would produce a meaningful gauge for shareholders of whether GE's compensation policies and pay levels are appropriate and effective for employees at the senior executive level. While we understand the proponent's concerns with escalating CEO pay, we note that GE's compensation committee is composed entirely of independent directors.
Based on our concerns regarding the utility of the proposed report and the independence of the company's compensation committee, we do not believe that preparation of the requested report would yield meaningful information to shareholders regarding the efficacy of the company's executive compensation policies and practices.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 26 12 S
SH-Compensation S0501
Limit Awards to Executives
Against Against Against Against
03/09/04 04/19/04 1 1

In light of the recent measures taken by the company to make its executive and director equity compensation practices more shareholder friendly (see Items 3 and 16), we believe that the proponent's request of a cessation of all executive stock option programs and bonus programs is unreasonable.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 27 13 S
SH-Other/misc. S0810
Limit Board Service for Other Companies
For Against For For
03/09/04 04/19/04 1 1
In view of the increased demands placed on board members, directors who are overextended may be jeopardizing their ability to serve as effective representatives of shareholders. Even if a person were retired and devoted himself full time to directorships, based on a full-time work schedule (1,920 hours per year) and the estimated hours of board service (300 per year), an individual could not reasonably be expected to serve on more than six boards. In view of this, ISS recommends that shareholders withhold votes from directors who sit on more than six public company boards. Service on boards of subsidiary companies, private companies, or non-profit organizations will be excluded. If a director sits on several mutual fund boards within the same fund family, it will count as one board. We note that the company's policy is substantially similar to the proponent's request. With regard to fully retired directors, the proponent is requesting that board service be limited to a total of five directorships. Although the company's policy does not address whether a director is retired or not, it also allows for a total of five directorships as long as the director in question does not serve as a CEO or in an equivalent position. The proponent is also requesting that board service for the company's non-retired directors be limited to a total of three directorships while the company places a three board limit on directors who serve as CEOs or in equivalent positions. Thus, one of the dif

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 28 14 S
SH-Routine/Business S0107
Separate Chairman and CEO Positions
Against Against Against Against
03/09/04 04/19/04 1 1
We believe that the company's governance structure provides a satisfactory balance to a unified chairman and CEO / president position.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 29 15 S
SH-Gen Econ Issues S0617
Hire Advisor/Maximize Shareholder Value
Against Against Against Against
03/09/04 04/19/04 1 1
GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index for one-year shareholder returns. However, GE underperformed these indexes for three-year shareholder returns. For five-year shareholder returns, GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index. In the absence of other indicators that would suggest: (1) the company is in a period of poor or sluggish performance with no turnaround in sight and (2) the board is entrenched, we believe that many of the company's long-term shareholders would suffer if the company was put into play and sold out at a relatively depressed price. Given that the company regularly reviews its businesses in terms of their global competitiveness, and makes adjustments when warranted in order to maximize long-term value for shareholders, we do not believe it should be required to engage the services of an investment bank to explore the sale of the company at this time. As such, this item does not warrant shareholder support.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 30 16 S
SH-Other/misc. S0810
Adopt a Retention Ratio for Executives and Directors
Against Against Against Against
03/09/04 04/19/04 1 1

ISS has long advocated director and executive stock ownership as a mechanism of aligning executive and shareholder interests. An alternative approach is the use of a retention ratio or holding period. Such guidelines require executives to hold a percentage of the shares they receive from stock option exercise or other equity awards (net of income taxes owed) either for a specified period of time (a holding period) or for their full term of employment with the company (a retention ratio). Unlike traditional stock ownership requirements, holding periods and retention ratios provide for continuous stock accumulation by executives, irrespective of the value of their share holdings, while minimizing the possibility of abusive short-term profiteering through inside information. A disadvantage, however, is that stock retention policies-- particularly if applied for full tenure--could lead to higher executive turnover if executives can only take their wealth out of the firm by leaving. While it is important to encourage executive stock ownership, shareholders must be mindful that it can be accomplished in a number of ways. Therefore, shareholder proposals asking companies to adopt retention ratios for their executives should be evaluated on a case-by-case basis. Targeted companies may already have some type of stock ownership requirement, holding period, retention ratio, or combination, which should be reviewed for stringency. A rigorous stock ownership guideline, for example,

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 31 17 S
SH-Other/misc. S0810
Require 70% to 80% Independent Board
Against Against Against Against
03/09/04 04/19/04 1 1
Given that: (1) the board is 73.3 percent independent according to ISS definitions, (2) the company already has a policy in place providing for a two-thirds independent board, with a minimum of ten independent directors at all times, and (3) the company has voluntarily adopted additional, stricter independence tests with respect to a director's affiliation with non-profit organizations funded by the GE and companies receiving loans from GE, we believe that the company has taken sufficient steps to ensure the maintenance of a supermajority independent board. As such, this item does not warrant shareholder support.

240395 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
General Electric Co. GE
369604103 USA 04/28/04 03/01/04 04/19/04 Annual
48613 32 18 S
SH-Other/misc. S0807
Report on Political Contributions/Activities
Against Against Against Against
03/09/04 04/19/04 1 1
When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of GE, we note that the company complies with federal, state, and local laws regarding contributions to political candidates or organizations. Additionally, much of the information requested by the proponent is available on both government and privately managed websites. Therefore, the scope of the disclosure requested in this proposal may not be substantially different from information currently available, and may not provide any significant benefit to shareholders. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of company assets.

242324 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Baker Hughes Incorporated BHI
57224107 USA 04/28/04 03/03/04 04/23/04 Annual
21728 1 1.1 M
Directors Related M0201
Elect Director Edward P. Djerejian
Withhold For Withhold Withhold
03/18/04 04/07/04 1 1
We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from independent outsiders Charles L. Watson, H. John Riley, Jr., and Edward P. Djerejian for failure to implement the board declassification proposal.

242324 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Baker Hughes Incorporated BHI
57224107 USA 04/28/04 03/03/04 04/23/04 Annual
21728 2 1.2 M
Directors Related M0201
Elect Director H. John Riley, Jr.
Withhold For Withhold Withhold
03/18/04 04/07/04 1 1


242324 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Baker Hughes Incorporated BHI
57224107 USA 04/28/04 03/03/04 04/23/04 Annual
21728 3 1.3 M
Directors Related M0201
Elect Director Charles L. Watson
Withhold For Withhold Withhold
03/18/04 04/07/04 1 1


242324 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Baker Hughes Incorporated BHI
57224107 USA 04/28/04 03/03/04 04/23/04 Annual
21728 4 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/18/04 04/07/04 1 1


242324 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Baker Hughes Incorporated BHI
57224107 USA 04/28/04 03/03/04 04/23/04 Annual
21728 5 3 S
SH-Dirs' Related S0201
Declassify the Board of Directors
For Against For For
03/18/04 04/07/04 1 1


242324 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Baker Hughes Incorporated BHI
57224107 USA 04/28/04 03/03/04 04/23/04 Annual
21728 6 4 S
SH-Corp Governance S0302
Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
Against Against Against Against
03/18/04 04/07/04 1 1

Baker Hughes does not have a rights plan. Last year the board adopted a policy that any future poison pill must be ratified by shareholders either at the time of adoption or, if advised by a committee of independent directors, within a year of adoption or else the pill will then expire. ISS believes that such a policy strikes an appropriate balance between the board's exercise of its fiduciary duty and the rights of shareholders to ensure that a future pill is not used in an abusive fashion.

245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 1 1.1 M
Directors Related M0201
Elect Director Alan D. Feld
Withhold For Withhold Withhold
03/31/04 04/12/04 1 1

We recommend a vote FOR the directors with the exception of affiliated outsider Alan D. Feld. We recommend that shareholders WITHHOLD votes from Alan D. Feld for standing as an affiliated outsider on the Compensation Committee.

245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 2 1.2 M
Directors Related M0201
Elect Director Thomas O. Hicks
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 3 1.3 M
Directors Related M0201
Elect Director Perry J. Lewis
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 4 1.4 M
Directors Related M0201
Elect Director L. Lowry Mays
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 5 1.5 M
Directors Related M0201
Elect Director Mark P. Mays
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 6 1.6 M
Directors Related M0201
Elect Director Randall T. Mays
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 7 1.7 M
Directors Related M0201
Elect Director B.J. Mccombs
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 8 1.8 M
Directors Related M0201
Elect Director Phyllis B. Riggins
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 9 1.9 M
Directors Related M0201
Elect Director Theordore H. Strauss
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 10 1.1 M
Directors Related M0201
Elect Director J.C. Watts
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 11 1.11 M
Directors Related M0201
Elect Director John H. Williams
For For For For
03/31/04 04/12/04 1 1


245075 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Clear Channel Communications, Inc. CCU
184502102 USA 04/28/04 03/08/04 04/23/04 Annual
17608 12 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/31/04 04/12/04 1 1


245231 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
3M CO MMM
88579Y101 USA 05/11/04 03/12/04 05/06/04 Annual
14854 1 1.1 M
Directors Related M0201
Elect Director Edward A. Brennan
Withhold For Withhold Withhold
03/31/04 04/26/04 1 1
We recommend a vote FOR the directors with the exceptions of insider W. James McNerney, Jr. and independent outsiders Kevin W. Sharer and Edward A. Brennan. We recommend that shareholders WITHHOLD votes from W. James McNerney, Jr., Kevin
W. Sharer, and Edward A. Brennan for failure to implement the proposal to submit the company's poison pill to a shareholder vote.

245231 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
3M CO MMM
88579Y101 USA 05/11/04 03/12/04 05/06/04 Annual
14854 2 1.2 M
Directors Related M0201
Elect Director Michael L. Eskew
For For For For
03/31/04 04/26/04 1 1


245231 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
3M CO MMM
88579Y101 USA 05/11/04 03/12/04 05/06/04 Annual
14854 3 1.3 M
Directors Related M0201
Elect Director W. James McNerney, Jr.
Withhold For Withhold Withhold
03/31/04 04/26/04 1 1


245231 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
3M CO MMM
88579Y101 USA 05/11/04 03/12/04 05/06/04 Annual
14854 4 1.4 M
Directors Related M0201
Elect Director Kevin W. Sharer
Withhold For Withhold Withhold
03/31/04 04/26/04 1 1


245231 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
3M CO MMM
88579Y101 USA 05/11/04 03/12/04 05/06/04 Annual
14854 5 2 M
Routine/Business M0101
Ratify Auditors
For For For For
03/31/04 04/26/04 1 1


245231 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
3M CO MMM
88579Y101 USA 05/11/04 03/12/04 05/06/04 Annual
14854 6 3 M
Capitalization M0304
Increase Authorized Common Stock
For For For For
03/31/04 04/26/04 1 1
The requested increase of 1,500,000,000 shares, is below the allowable threshold of 2,025,000,000 shares. We recommend a vote FOR Item 3.

245231 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
3M CO MMM
88579Y101 USA 05/11/04 03/12/04 05/06/04 Annual
14854 7 4 S
SH-Routine/Business S0107
Separate Chairman and CEO Positions
For Against For For
03/31/04 04/26/04 1 1
Absent an established lead director with substantial duties as outlined in (1) to (7), we believe that a company of this size should be able to find an independent qualified director willing to serve as chairman. We recommend FOR the proposal.

247436 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Amgen, Inc. AMGN
31162100 USA 05/13/04 03/19/04 05/04/04 Annual
26039 1 1.1 M
Directors Related M0201
Elect Director Frank J. Biondi, Jr.
For For For For
04/10/04 04/26/04 1 1
We recommend a vote FOR the directors with the exception of affiliated outsider Jerry D. Choate. We recommend that shareholders WITHHOLD votes from Jerry D. Choate for standing as an affiliated outsider on the Audit and Compensation committees.

247436 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Amgen, Inc. AMGN
31162100 USA 05/13/04 03/19/04 05/04/04 Annual
26039 2 1.2 M
Directors Related M0201
Elect Director Jerry D. Choate
Withhold For Withhold Withhold
04/10/04 04/26/04 1 1


247436 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Amgen, Inc. AMGN
31162100 USA 05/13/04 03/19/04 05/04/04 Annual
26039 3 1.3 M
Directors Related M0201
Elect Director Frank C. Herringer
For For For For
04/10/04 04/26/04 1 1


247436 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Amgen, Inc. AMGN
31162100 USA 05/13/04 03/19/04 05/04/04 Annual
26039 4 1.4 M
Directors Related M0201
Elect Director Gilbert S. Omenn
For For For For
04/10/04 04/26/04 1 1


247436 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Amgen, Inc. AMGN
31162100 USA 05/13/04 03/19/04 05/04/04 Annual
26039 5 2 M
Routine/Business M0101
Ratify Auditors
For For For For
04/10/04 04/26/04 1 1


247436 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Amgen, Inc. AMGN
31162100 USA 05/13/04 03/19/04 05/04/04 Annual
26039 6 3 S
SH-Other/misc. S0814
Prepare Glass Ceiling Report
Against Against Against Against
04/10/04 04/26/04 1 1


247436 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Amgen, Inc. AMGN
31162100 USA 05/13/04 03/19/04 05/04/04 Annual
26039 7 4 S
SH-Compensation S0514
Expense Stock Options
For Against For For
04/10/04 04/26/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 1 1.1 M
Directors Related M0201
Elect Director Craig R. Barrett
For For For For
04/01/04 05/10/04 1 1
We recommend a vote FOR the directors with the exception of independent outsider
D. James Guzy. We recommend that shareholders WITHHOLD votes from D. James Guzy for sitting on more than six boards.

244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 2 1.2 M
Directors Related M0201
Elect Director Charlene Barshefsky
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 3 1.3 M
Directors Related M0201
Elect Director E. John P. Browne
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 4 1.4 M
Directors Related M0201
Elect Director Andrew S. Grove
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 5 1.5 M
Directors Related M0201
Elect Director D. James Guzy
Withhold For Withhold Withhold
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 6 1.6 M
Directors Related M0201
Elect Director Reed E. Hundt
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 7 1.7 M
Directors Related M0201
Elect Director Paul S. Otellini
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 8 1.8 M
Directors Related M0201
Elect Director David S. Pottruck
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 9 1.9 M
Directors Related M0201
Elect Director Jane E. Shaw
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 10 1.1 M
Directors Related M0201
Elect Director John L. Thornton
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 11 1.11 M
Directors Related M0201
Elect Director David B. Yoffie
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 12 2 M
Routine/Business M0101
Ratify Auditors
For For For For
04/01/04 05/10/04 1 1


244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 13 3 M
Non-Salary Comp. M0522
Approve Omnibus Stock Plan
For For For For
04/01/04 05/10/04 1 1
V. Vote Recommendation The total cost of the company's plans of 7.39 percent is within the allowable cap for this company of 12.68 percent. Additionally, this plan expressly forbids repricing.

244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 14 4 S
SH-Compensation S0514
Expense Stock Options
For Against For For
04/01/04 05/10/04 1 1
In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as no-cost compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 15 5 S
SH-Compensation S0501
Limit/Prohibit Awards to Executives
For Against For For
04/01/04 05/10/04 1 1
The company currently does not use performance-vesting awards in its compensation plans for senior executives. Although the proponent in its supporting statement is critical of fixed-price options, it does not appear that the proposal advocates replacement of options with performance-based restricted stock. The proposal requests the the company use performance- vesting stock in development of future equity awards for senior executives. Although the company has recently adopted officer stockholding guidelines, a more rigorous requirement would be 7x to 10x for the CEO and scaled down for other executives. Therefore, ISS believes that this proposal warrants shareholder support.

244854 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Intel Corp. INTC
458140100 USA 05/19/04 03/22/04 05/10/04 Annual
37628 16 6 S
SH-Compensation S0512
Performance- Based/Indexed Options
For Against For For
04/01/04 05/10/04 1 1


247945 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Target Corporation TGT
8.76E+110 USA 05/19/04 03/22/04 05/14/04 Annual
20524 1 1.1 M
Directors Related M0201
Elect Director Calvin Darden
For For For For
04/13/04 05/03/04 1 1


247945 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Target Corporation TGT
8.76E+110 USA 05/19/04 03/22/04 05/14/04 Annual
20524 2 1.2 M
Directors Related M0201
Elect Director Michele J. Hooper
For For For For
04/13/04 05/03/04 1 1


247945 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Target Corporation TGT
8.76E+110 USA 05/19/04 03/22/04 05/14/04 Annual
20524 3 1.3 M
Directors Related M0201
Elect Director Anne M. Mulcahy
For For For For
04/13/04 05/03/04 1 1


247945 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Target Corporation TGT
8.76E+110 USA 05/19/04 03/22/04 05/14/04 Annual
20524 4 1.4 M
Directors Related M0201
Elect Director Stephen W. Sanger
For For For For
04/13/04 05/03/04 1 1


247945 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Target Corporation TGT
8.76E+110 USA 05/19/04 03/22/04 05/14/04 Annual
20524 5 1.5 M
Directors Related M0201
Elect Director Warren R. Staley
For For For For
04/13/04 05/03/04 1 1


247945 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Target Corporation TGT
8.76E+110 USA 05/19/04 03/22/04 05/14/04 Annual
20524 6 2 M
Routine/Business M0101
Ratify Auditors
For For For For
04/13/04 05/03/04 1 1


247945 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Target Corporation TGT
8.76E+110 USA 05/19/04 03/22/04 05/14/04 Annual
20524 7 3 M
Non-Salary Comp. M0524
Amend Omnibus Stock Plan
For For For For
04/13/04 05/03/04 1 1
V. Vote Recommendation The total cost of the company's plans of 4.85 percent is within the allowable cap for this company of 7.19 percent. Additionally, this plan expressly forbids repricing.

250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 2 1 M
Routine/Business M0105
TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE
SHEET AS OF DECEMBER 31, 2003 AND THE CONSOLIDATED STATEMENTS.
For For For For
04/23/04 05/03/04 1 1
This is a routine item.

250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 3 2 M
Routine/Business M0107
TO APPROVE THE BOARD OF DIRECTORS RECOMMENDATION THAT THE
CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2003, WHICH WAS
PAID IN FOUR INSTALLMENTS AND AGGREGATED NIS 1.44 (APPROXIMATELY
US$0.322) PER ORDINARY SHARE, BE DECLARED FINAL.
Against For Against Against
04/23/04 05/03/04 1 1
Based on the company's long-term shareholder-unfriendly dividend allocation policy, we recommend a vote against this proposal.

250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 4 3 M
Directors Related M0201
TO ELECT ABRAHAM E. COHEN TO SERVE FOR A THREE-YEAR TERM.
For For For For
04/23/04 05/03/04 1 1
Director elections are standard proposals at annual meetings. In the absence of some specific controversy involving the company, we recommend shareholders support this item.

250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 5 4 M
Directors Related M0201
TO ELECT LESLIE DAN TO SERVE FOR A THREE-YEAR TERM.
For For For For
04/23/04 05/03/04 1 1


250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 6 5 M
Directors Related M0201
TO ELECT PROF. MEIR HETH TO SERVE FOR A THREE-YEAR TERM.
For For For For
04/23/04 05/03/04 1 1


250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 7 6 M
Directors Related M0201
TO ELECT PROF. MOSHE MANY TO SERVE FOR A THREE-YEAR TERM.
For For For For
04/23/04 05/03/04 1 1


250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 8 7 M
Directors Related M0201
TO ELECT DOV SHAFIR TO SERVE FOR A THREE-YEAR TERM.
For For For For
04/23/04 05/03/04 1 1


250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 9 8 M
Directors Related M0212
TO APPROVE THE PURCHASE OF DIRECTOR S AND OFFICER S LIABILITY
INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY.
Against For Against Against
04/23/04 05/03/04 1 1
Given the excessive proposed liability protection and the proposed exemption of all monetary damages for violations of duty of care, we recommend shareholders oppose this item.

250760 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Teva Pharmaceutical Industries
881624209 Israel 05/20/04 04/15/04 05/11/04 Annual
25605 10 9 M
Routine/Business M0101
Ratify Auditors
For For For For
04/23/04 05/03/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 1 1.1 M
Directors Related M0201
Elect Director Paul Berg
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 2 1.2 M
Directors Related M0201
Elect Director Etienne F. Davignon
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 3 1.3 M
Directors Related M0201
Elect Director James M. Denny
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 4 1.4 M
Directors Related M0201
Elect Director John C. Martin
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 5 1.5 M
Directors Related M0201
Elect Director Gordon E. Moore
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 6 1.6 M
Directors Related M0201
Elect Director Nicholas G. Moore
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 7 1.7 M
Directors Related M0201
Elect Director George P. Shultz
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 8 1.8 M
Directors Related M0201
Elect Director Gayle E. Wilson
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 9 2 M
Routine/Business M0101
Ratify Auditors
For For For For
04/23/04 05/13/04 1 1


250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 10 3 M
Non-Salary Comp. M0522
Approve Omnibus Stock Plan
For For For For
04/23/04 05/13/04 1 1
V. Vote Recommendation The total cost of the company's plans of 10.26 percent is within the allowable cap for this company of 10.48 percent. Additionally, this plan expressly forbids repricing.

250499 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Gilead Sciences, Inc. GILD
375558103 USA 05/25/04 04/05/04 05/20/04 Annual
24352 11 4 M
Capitalization M0304
Increase Authorized Common Stock
For For For For
04/23/04 05/13/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 1 1.1 M
Directors Related M0201
Elect Director C. Michael Armstrong
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 2 1.2 M
Directors Related M0201
Elect Director Magdalena H. Averhoff, M.D.
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 3 1.3 M
Directors Related M0201
Elect Director Jack O. Bovender, Jr.
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 4 1.4 M
Directors Related M0201
Elect Director Richard M. Bracken
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 5 1.5 M
Directors Related M0201
Elect Director Martin Feldstein
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 6 1.6 M
Directors Related M0201
Elect Director Thomas F. Frist, Jr., M.D.
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 7 1.7 M
Directors Related M0201
Elect Director Frederick W. Gluck
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 8 1.8 M
Directors Related M0201
Elect Director Glenda A. Hatchett
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 9 1.9 M
Directors Related M0201
Elect Director Charles O. Holliday, Jr.
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 10 1.1 M
Directors Related M0201
Elect Director T. Michael Long
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 11 1.11 M
Directors Related M0201
Elect Director John H. McArthur
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 12 1.12 M
Directors Related M0201
Elect Director Kent C. Nelson
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 13 1.13 M
Directors Related M0201
Elect Director Frank S. Royal, M.D.
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 14 1.14 M
Directors Related M0201
Elect Director Harold T. Shapiro
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 15 2 M
Routine/Business M0101
Ratify Auditors
For For For For
04/17/04 05/17/04 1 1


249369 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
HCA, Inc. HCA
404119109 USA 05/27/04 04/01/04 05/24/04 Annual
27201 16 3 M
Non-Salary Comp. M0547
Amend Management Stock Purchase Plan
For For For For
04/17/04 05/17/04 1 1
V. Vote Recommendation The total cost of the company's plans of 9.66 percent is within the allowable cap for this company of 10.23 percent.

249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 1 1.1 M
Directors Related M0201
Elect Director James W. Breyer
For For For For
04/20/04 05/25/04 1 1
We recommend a vote FOR the directors.

249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 2 1.2 M
Directors Related M0201
Elect Director M. Michele Burns
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 3 1.3 M
Directors Related M0201
Elect Director Thomas M. Coughlin
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 4 1.4 M
Directors Related M0201
Elect Director David D. Glass
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 5 1.5 M
Directors Related M0201
Elect Director Roland A. Hernandez
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 6 1.6 M
Directors Related M0201
Elect Director Dawn G. Lepore
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 7 1.7 M
Directors Related M0201
Elect Director John D. Opie
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 8 1.8 M
Directors Related M0201
Elect Director J. Paul Reason
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 9 1.9 M
Directors Related M0201
Elect Director H. Lee Scott, Jr.
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 10 1.1 M
Directors Related M0201
Elect Director Jack C. Shewmaker
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 11 1.11 M
Directors Related M0201
Elect Director Jose H. Villarreal
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 12 1.12 M
Directors Related M0201
Elect Director John T. Walton
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 13 1.13 M
Directors Related M0201
Elect Director S. Robson Walton
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 14 1.14 M
Directors Related M0201
Elect Director Christopher J. Williams
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 15 2 M
Non-Salary Comp. M0501
Approve Stock Option Plan
For For For For
04/20/04 05/25/04 1 1
V. Vote Recommendation The total cost of the company's plans of 2.98 percent is within the allowable cap for this company of 5.69 percent.

249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 16 3 M
Non-Salary Comp. M0501
Approve Stock Option Plan
For For For For
04/20/04 05/25/04 1 1
Sharesave plans enable employees to become shareholders, which gives them a stake in the company's growth. However, such plans are beneficial only when they are well balanced and in the best interests of all shareholders. ISS approves of this plan because the number of shares being allowed under the plan is reasonable and the plan is broad based.

249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 17 4 M
Non-Salary Comp. M0512
Amend Employee Stock Purchase Plan
For For For For
04/20/04 05/25/04 1 1
ISS approves of this item because: (1) the number of shares being added is relatively conservative, (2) the company's matching contribution is reasonable, and (3) there is no voting power dilution associated with the plan.

249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 18 5 M
Routine/Business M0101
Ratify Auditors
For For For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 19 6 S
SH-Routine/Business S0107
Separate Chairman and CEO Positions
For Against For For
04/20/04 05/25/04 1 1
Absent an offsetting governance structure, we believe that a company of this size should be able to find a qualified independent director willing to serve as chairman.

249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 20 7 S
Social Proposal S0999
Prepare Sustainability Report
For Against For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 21 8 S
SH-Other/misc. S0814
Report on Stock Option Distribution by Race and Gender
For Against For For
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 22 9 S
SH-Health/Environ. S0736
Report on Genetically Modified Organisms (GMO)
Against Against Against Against
04/20/04 05/25/04 1 1


249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 23 10 S
SH-Other/misc. S0814
Prepare Diversity Report
For Against For For
04/20/04 05/25/04 1 1
As employment diversity issues can impact corporate reputation, we believe that such information should be made available to shareholders of the company.

249814 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Wal-Mart Stores, Inc. WMT
931142103 USA 06/04/04 04/05/04 05/26/04 Annual
24719 24 11 S
SH-Compensation S0508
Submit Executive Compensation to Vote
For Against For For
04/20/04 05/25/04 1 1
We acknowledge the tax benefits arising from deferring executive compensation. However, paying above-market interest rates on deferred compensation is not best practice and results in an additional expense to shareholders.
According to an Executive Benefits Survey (2003 Results) published by Clark Consulting, only seven percent of the 227 participating companies provided a bonus rate above their base earnings rate. In addition, the increment formula for long term participating in the plan is unique and quite generous. We believe shareholders may benefit from having the opportunity to make their own evaluation of the deferred compensation packages, especially when such plans contain unique features beyond best practice.

255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 1 1.1 M
Directors Related M0201
Elect Director Richard N. Barton
For For For For
05/15/04 05/20/04 1 1
We recommend a vote FOR the directors with the exception of independent outsider Edgar Bronfman, Jr., affiliated outsider Diane Von Furstenberg, and insiders Victor A. Kaufman, Barry Diller, and Robert R. Bennett. We recommend that shareholders WITHHOLD votes from Edgar Bronfman, Jr. for poor attendance, from Robert R. Bennett for standing as an insider on the Compensation Committee and for failure to establish an independent nominating committee, and from Diane Von Furstenberg, Victor A. Kaufman, and Barry Diller for failure to establish an independent nominating committee.

255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 2 1.2 M
Directors Related M0201
Elect Director Robert R. Bennett
Withhold For Withhold Withhold
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 3 1.3 M
Directors Related M0201
Elect Director Edgar Bronfman, Jr.
Withhold For Withhold Withhold
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 4 1.4 M
Directors Related M0201
Elect Director Barry Diller
Withhold For Withhold Withhold
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 5 1.5 M
Directors Related M0201
Elect Director Victor A. Kaufman
Withhold For Withhold Withhold
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 6 1.6 M
Directors Related M0201
Elect Director Donald R. Keough
For For For For
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 7 1.7 M
Directors Related M0201
Elect Director Marie-Josee Kravis
For For For For
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 8 1.8 M
Directors Related M0201
Elect Director John C. Malone
For For For For
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 9 1.9 M
Directors Related M0201
Elect Director Steven Rattner
For For For For
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 10 1.1 M
Directors Related M0201
Elect Director Gen. H.N. Schwarzkopf
For For For For
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 11 1.11 M
Directors Related M0201
Elect Director Alan G. Spoon
For For For For
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 12 1.12 M
Directors Related M0201
Elect Director Diane Von Furstenberg
Withhold For Withhold Withhold
05/15/04 05/20/04 1 1


255236 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
IAC / INTERACTIVECORP IACI
45840Q101 USA 06/23/04 04/29/04 06/18/04 Annual
34719 13 2 M
Routine/Business M0101
Ratify Auditors
For For For For
05/15/04 05/20/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 1 1.1 M
Directors Related M0201
Elect Director Bradbury H. Anderson
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 2 1.2 M
Directors Related M0201
Elect Director K.J. Higgins Victor
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 3 1.3 M
Directors Related M0201
Elect Director Allen U. Lenzmeier
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 4 1.4 M
Directors Related M0201
Elect Director Frank D. Trestman
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 5 1.5 M
Directors Related M0201
Elect Director James C. Wetherbe
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 6 1.6 M
Directors Related M0201
Elect Director Ronald James
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 7 1.7 M
Directors Related M0201
Elect Director Matthew H. Paull
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 8 1.8 M
Directors Related M0201
Elect Director Mary A. Tolan
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 9 2 M
Routine/Business M0101
Ratify Auditors
For For For For
05/26/04 06/07/04 1 1


255238 Groupama Asset Management 555 Gartmore Focus Fund
2P85060 85060 Groupama-555D ISS
Best Buy Co., Inc. BBY
86516101 USA 06/24/04 04/26/04 06/21/04 Annual
8724 10 3 M
Non-Salary Comp. M0522
Approve Omnibus Stock Plan
For For For For
05/26/04 06/07/04 1 1
V. Vote Recommendation The total cost of the company's plans of 7.52 percent is within the allowable cap for this company of 7.82 percent. Additionally, this plan expressly forbids repricing.

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Gartmore Mutual Funds II Inc.
             ------------------------------------------------------------------
By (Signature and Title)*         William J. Baltrus, Vice President
                         ------------------------------------------------------
Date                              August 19, 2004
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